Consolidated Statements of Changes in Mandatorily Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2009		$ 12,217	$ 10,897	$ 15,437
Balances at beginning of period at Dec. 31, 2009	(36,565)									(36,565)
Balance, Shares at Dec. 31, 2009		557,339	515,836	1,775,530
Balances at beginning of period, shares at Dec. 31, 2009							312,584
Accretion of preferred stock	4,351							167		4,184
Issuance of preferred stock, shares				1,775,530	2,430,054
Issuance of preferred stock, value				14,985
Accretion of preferred stock	4,351	1,033	903	2,415
Exercise of stock options , shares							9,741
Exercise of stock options	23							23
Issuance of preferred stock, shares				1,775,530	2,430,054
Stock-based compensation	144							144
Net loss	(12,768)									(12,768)
Balances at end of period at Dec. 31, 2010	(53,517)									(53,517)
Ending Balance at Dec. 31, 2010		13,250	11,800	32,837
Balances at end of period, shares at Dec. 31, 2010							322,325
Balance, Shares at Dec. 31, 2010		557,339	515,836	3,551,060
Accretion of preferred stock	5,251							249		5,002
Issuance of preferred stock, value					17,819
Accretion of preferred stock	5,251	1,133	993	2,777	348
Exercise of stock options , shares							2,204
Exercise of stock options	6							6
Stock-based compensation	243							243
Net loss	(10,932)									(10,932)
Balances at end of period at Dec. 31, 2011	(69,451)									(69,451)
Ending Balance at Dec. 31, 2011		14,383	12,793	35,614	18,167
Balances at end of period, shares at Dec. 31, 2011	324,529						324,529
Balance, Shares at Dec. 31, 2011		557,339	515,836	3,551,060	2,430,054	1,063,951
Accretion of preferred stock	7,533							932		6,601
Issuance of preferred stock, shares						1,063,951
Issuance of preferred stock, value						15,132
Accretion of preferred stock	7,533	1,222	1,072	2,978	2,156	105
Net loss
Exercise of stock options , shares	85,135						85,135
Exercise of stock options	183							183
Issuance of preferred stock, shares						1,063,951
Stock-based compensation	745							745
Net loss	(17,708)									(17,708)
Exercise of common stock warrant, shares							1,562
Exercise of common stock warrant	4							4
Balances at end of period at Dec. 31, 2012	(93,760)									(93,760)
Ending Balance at Dec. 31, 2012		15,605	13,865	38,592	20,323	15,237
Balances at end of period, shares at Dec. 31, 2012	411,226						411,226
Balance, Shares at Dec. 31, 2012		557,339	515,836	3,551,060	2,430,054	1,063,951
Accretion of preferred stock	(4,653)							(862)		(3,791)
Issuance of common stock from initial public offering, shares							5,400,000
Issuance of common stock from initial public offering, net of issuance cost	46,820							46,820
Accretion of preferred stock	4,653	683	577	1,604	1,140	649
Conversion of preferred stock into common stock at initial public offering, shares	8,631,427	(557,339)	(515,836)	(3,551,060)	(2,430,054)	(1,063,951)	8,631,427
Conversion of preferred stock to common stock	108,275	(16,288)	(14,442)	(40,196)	(21,463)	(15,886)	1	108,274
Conversion of warrants from warrants for preferred stock warrants for common stock	2,514							2,514
Exercise of stock options , shares	174,207						174,207
Exercise of stock options	378							378
Stock-based compensation	766							766
Net loss	(20,454)									(20,454)
Other comprehensive income	5								5
Balances at end of period at Sep. 30, 2013	$ 39,891						$ 1	$ 157,890	$ 5	$ (118,005)
Balances at end of period, shares at Sep. 30, 2013	14,616,871						14,616,871
Balance, Shares at Sep. 30, 2013		0	0	0